Expense Example	Feb. 28, 2026 USD ($)
CastleArk Large Growth ETF | CastleArk Large Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Frontier Asset Absolute Return ETF | Frontier Asset Absolute Return ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Frontier Asset Core Bond ETF | Frontier Asset Core Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Frontier Asset Opportunistic Credit ETF | Frontier Asset Opportunistic Credit ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Frontier Asset Global Small Cap Equity ETF | Frontier Asset Global Small Cap Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Frontier Asset Total International Equity ETF | Frontier Asset Total International Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Frontier Asset U.S. Large Cap Equity ETF | Frontier Asset U.S. Large Cap Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
KOPERNIK GLOBAL ALL-CAP FUND | CLASS A SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,227
Expense Example, with Redemption, 10 Years	2,010
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
KOPERNIK INTERNATIONAL FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
PMV Adaptive Risk Parity ETF | PMV Adaptive Risk Parity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	$ 2,164